Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of straight line method over the estimated useful life of the asset
Machinery and equipment	6 – 10 years (primarily 10)
Leasehold improvements and furniture	7 – 14 years
Computers and programs	3 years

Schedule of estimated useful lives of the right of use assets or the lease period
Years
Property	1-2
Motor vehicles	3